SUMMARY OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares		12 Months Ended
	Nov. 24, 2021	Jan. 31, 2022
Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
Expected life	5 years
Risk-free interest rate	1.56%
Dividend yield
Annualized volatility	186.00%
Fair Value at vesting	$ 0.20
Investor Relation Services [Member]
IfrsStatementLineItems [Line Items]
Expected life	5 years
Risk-free interest rate	1.64%
Dividend yield
Annualized volatility	195.00%
Fair Value at vesting	$ 0.25
Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected life		2 years
Risk-free interest rate		0.16%
Dividend yield
Annualized volatility		255.00%
Fair Value at vesting		$ 0.45
Broker Subscription Receipt Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected life		2 years
Risk-free interest rate		1.04%
Dividend yield
Annualized volatility		265.00%
Fair Value at vesting		$ 0.43